Subsequent Events (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended
	Dec. 15, 2014	Sep. 19, 2014	Jun. 30, 2014	Jun. 30, 2013	Feb. 12, 2015	Feb. 09, 2015	Feb. 27, 2015	Jan. 01, 2015
Subsequent Event [Line Items]
Common stock issued for share subscription agreements, shares		406,665
Common stock issued for share subscription agreements		$ 376,995
Common stock payable, shares issued	330,000	76,550		30,283
Common stock payable, value issued	660,000	81,050		1,900,120
Aggregate purchase price			(317,136)
Subsequent Event [Member]
Subsequent Event [Line Items]
Promissory note and Mortgage								149,079
Amount of payment in leiu of mortgage							75,000
Aggregate purchase price					50,000
Stock Issued During Period, Shares, Acquisitions					28,000,000
Amount of brokerage commission					25,000
Number of share purchased by issuing warrants					2,000,000
Cost of share					1,000
Subsequent Event [Member] | Subscription Arrangement [Member]
Subsequent Event [Line Items]
Common stock issued for share subscription agreements, shares						105,000
Common stock issued for share subscription agreements						35,000
Subscription receivable						$ 15,000